Regulatory matters	6 Months Ended
Sep. 30, 2023
Regulatory matters
9. Regulatory matters
Regulatory capital requirements
MHFG, MHBK, and MHTB are subject to regulatory capital requirements supervised by the Financial Services Agency in accordance with the provisions of Japan’s Banking Act and related regulations. Certain foreign banking subsidiaries are subject to regulation and control by local supervisory authorities, including central banks. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial condition and results of operations.

Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2023 and September 30, 2023 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2023		September 30, 2023
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,676	8.06	6,242	8.10
Actual	8,315	11.80	8,885	11.52
Tier 1 capital:
Required (1)	6,733	9.56	7,398	9.60
Actual	9,803	13.91	10,636	13.80
Total risk-based capital:
Required (1)	8,142	11.56	8,939	11.60
Actual	11,306	16.05	12,228	15.86
Leverage Ratio (2) :
Required (3)	7,680	3.50	8,484	3.50
Actual	9,803	4.46	10,636	4.38
MHBK:
Common Equity Tier 1 capital:
Required	2,941	4.50	3,217	4.50
Actual	6,873	10.51	7,463	10.43
Tier 1 capital:
Required	3,922	6.00	4,290	6.00
Actual	8,356	12.78	9,210	12.87
Total risk-based capital:
Required	5,229	8.00	5,720	8.00
Actual	9,769	14.94	10,723	14.99
Leverage Ratio (2) :
Required	6,216	3.00	6,836	3.00
Actual	8,356	4.03	9,210	4.04
MHTB:
Common Equity Tier 1 capital:
Required	77	4.50	74	4.50
Actual	444	25.94	471	28.41
Tier 1 capital:
Required	102	6.00	99	6.00
Actual	444	25.94	471	28.41
Total risk-based capital:
Required	137	8.00	132	8.00
Actual	444	25.95	471	28.42
Leverage Ratio (2) :
Required	125	3.00	122	3.00
Actual	444	10.61	471	11.58

	March 31, 2023		September 30, 2023
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)

Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,751	4.50	2,983	4.50
Actual	5,981	9.78	6,308	9.51
Tier 1 capital:
Required	3,668	6.00	3,977	6.00
Actual	7,450	12.18	8,044	12.13
Total risk-based capital:
Required	4,891	8.00	5,303	8.00
Actual	8,853	14.48	9,544	14.39
Leverage Ratio (2) :
Required	5,767	3.00	6,284	3.00
Actual	7,450	3.87	8,044	3.84
MHTB:
Common Equity Tier 1 capital:
Required	76	4.50	73	4.50
Actual	425	25.10	447	27.26
Tier 1 capital:
Required	101	6.00	98	6.00
Actual	425	25.10	447	27.26
Total risk-based capital:
Required	135	8.00	131	8.00
Actual	425	25.11	447	27.27
Leverage Ratio (2) :
Required	122	3.00	119	3.00
Actual	425	10.44	447	11.26

Notes:
(1)
The required ratios disclosed above, at March 31, 2023 and September 30, 2023, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.06
% and 0.1
%, respectively
,
 and the additional loss absorbency requirements for global systemically important banks
(“G-SIBs”)
and domestic systemically important banks
(“D-SIBs”)
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2023 and September 30, 2023 exclude amounts of deposits to the Bank of Japan.
(3)
The required
ratios
disclosed above, at March 31, 2023 and September 30, 2023,
include
a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.

MHFG’s securities subsidiary in Japan is also subject to the capital adequacy requirement under Japan’s Financial Instruments and Exchange Act. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions.

Management believes, as of each latest balance sheet date, that MHFG, MHBK, MHTB, and their securities subsidiary in Japan and foreign banking subsidiaries were in compliance with all capital adequacy requirements to which they were subject.
Business improvement orders
MHFG and MHBK received business improvement orders dated November 26, 2021 from the Financial Services Agency of Japan pursuant to Clause 1 of Article 52-33 and Clause 1 of Article 26 of the Banking Act of Japan, in regard to the series of IT system failures that have occurred from February to September 2021. In response to this, MHFG and MHBK submitted the business improvement plans to the Financial Services Agency of Japan. MHFG and MHBK have been implementing measures to prevent further incidents based on the business improvement plans and building up crisis response capability in a multidimensional manner. See Note 14 “Commitments and contingencies” for further information on the impact that these orders have on the consolidated financial statements.